Fees and commission income (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Fees and Commission Income

	2025	2024	2023

Fee from asset management and insurance distribution	2,092	2,097	1,967

Sales commission	62	55	21

Securities lending income	1	-	-

Other fee and commission income	235	226	174

For the year ended December 31	2,390	2,378	2,163

Included in fees and commission income:

Fees on trust and fiduciary activities	243	253	220